Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensa-tion Total for CEO ($)	Compensa-tion actually paid to CEO ($)	Average Summary Compensa-tion Total for Other NEOs ($)	Average Compensa-tion actually paid to Other NEOs ($)	Value of Initial Fixed $100 Investment based on:		Net Income ($) (in millions)	VCR	3-Year TSR
					TSR	S&P Composite 1500 P&C Insurance Index
2023	8,381,511	6,659,295	4,036,200	3,232,544	109.50	156.60	1,843	19.5%	27.7%
2022	7,596,511	4,720,240	3,513,165	2,250,118	105.32	141.41	(487)	(14.6)%	5.3%
2021	6,490,767	9,608,066	3,181,147	4,447,000	114.32	123.70	2,968	25.7%	58.8%
2020	3,839,784	2,332,489	2,092,643	1,253,067	85.77	104.83	1,216	14.7%	26.5%

Company Selected Measure Name	VCR
Named Executive Officers, Footnote	Steven J. Johnston was our CEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below.

2020	2021	2022	2023
Michael J. Sewell	Michael J. Sewell	Michael J. Sewell	Michael J. Sewell
Martin F. Hollenbeck	Martin F. Hollenbeck	Stephen M. Spray	Stephen M. Spray
Martin J. Mullen	John S. Kellington	Martin F. Hollenbeck	John S. Kellington
John S. Kellington	Stephen M. Spray	John S. Kellington	Teresa C. Cracas
Stephen M. Spray		Teresa C. Cracas

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Property & Casualty Insurance Index, which we also use for the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K, for the year ended December 31, 2023. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the company and in the S&P Composite 1500 Property & Casualty Insurance Index, respectively. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies, where applicable, included in the S&P Composite 1500 Property & Casualty Insurance Index. Historical stock performance is not necessarily indicative of future stock performance. This index is not the Peer Group used by the Committee to determine performance-based compensation awards.
PEO Total Compensation Amount	$ 8,381,511	$ 7,596,511	$ 6,490,767	$ 3,839,784
PEO Actually Paid Compensation Amount	$ 6,659,295	4,720,240	9,608,066	2,332,489
Adjustment To PEO Compensation, Footnote	The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s CEO or Other NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.CAP reflects the exclusions and inclusions of certain amounts for the CEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table for the listed year. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table for the listed year. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for CEO ($)	Exclusion of Change in Pension Value for CEO ($)	Exclusion of Stock Awards and Option Awards for CEO ($)	Inclusion of Pension Service Cost for CEO ($)	Inclusion of Equity Values for CEO ($)	Compensation Actually Paid to CEO ($)
2023	8,381,511	—	(4,540,234)	—	2,818,018	6,659,295
2022	7,596,511	—	(3,914,926)	—	1,038,655	4,720,240
2021	6,490,767	—	(2,511,095)	—	5,628,394	9,608,066
2020	3,839,784	—	(2,069,478)	—	562,183	2,332,489
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total Inclusion of Equity Values for CEO ($)
2023	2,856,060	(939,055)	—	901,013	—	2,818,018
2022	2,225,211	(1,787,489)	—	600,933	—	1,038,655
2021	3,544,638	1,504,404	—	579,352	—	5,628,394
2020	1,537,273	(1,305,778)	—	330,688	—	562,183

Non-PEO NEO Average Total Compensation Amount	$ 4,036,200	3,513,165	3,181,147	2,092,643
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,232,544	2,250,118	4,447,000	1,253,067
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Other NEOs ($)	Average Exclusion of Change in Pension Value for Other NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Other NEOs ($)	Average Inclusion of Pension Service Cost for Other NEOs ($)	Average Inclusion of Equity Values for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)
2023	4,036,200	(99,559)	(1,987,382)	20,415	1,262,870	3,232,544
2022	3,513,165	—	(1,699,967)	21,559	415,361	2,250,118
2021	3,181,147	(65,495)	(1,117,955)	24,446	2,424,857	4,447,000
2020	2,092,643	(182,623)	(896,434)	13,047	226,434	1,253,067

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Other NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Other NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Other NEOs ($)	Total - Average Inclusion of Equity Values for Other NEOs ($)
2023	1,265,153	(370,422)	—	368,139	—	1,262,870
2022	835,910	(698,989)	95,540	197,696	(14,796)	415,361
2021	1,563,008	628,049	—	233,800	—	2,424,857
2020	596,733	(460,153)	49,917	52,845	(12,908)	226,434

Compensation Actually Paid vs. Total Shareholder Return
CAP and Cumulative TSR
As shown in the charts below, the CEO and Other NEOs’ CAP amounts are generally aligned with the company’s TSR. This is due primarily to the company's use of equity incentives, which are tied directly to stock price in addition to the company’s financial performance. As described in more detail in Compensation of Named Executive Officers, Compensation Discussion and Analysis, Long-Term Stock-Based Compensation beginning on Page 49, the Committee selected 3-year TSR relative to the Peer Group as the performance objective for performance-based restricted stock units that were granted in the listed years. The same measure also applied to performance-based restricted stock units that vested during the listed years.

Compensation Actually Paid vs. Net Income
CAP and Net Income
As shown in the charts below, the company’s net income has varied significantly in the years presented. This is due in large part to the inclusion of the change in fair value in our equity portfolio in the net income calculation in accordance with FASB, ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities. Stock market volatility throughout the period also affected the valuations of outstanding equity incentives. The Committee does not use net income as a performance objective in any of the performance-based compensation awards.

Compensation Actually Paid vs. Company Selected Measure
CAP and VCR
As shown in the charts below, the CEO and Other NEOs’ CAP amounts are generally aligned with the company’s VCR. This is due primarily to the contribution of the changes in book value to the VCR calculation, which includes the changes in fair value in the company’s equity portfolio. As described in more detail in Compensation of Named Executive Officers, Compensation Discussion and Analysis, beginning on Page 38, the committee selected VCR relative to the peer group as the performance objective for annual incentive compensation awards that were granted in the listed years.

Total Shareholder Return Amount	$ 109.50	105.32	114.32	85.77
Peer Group Total Shareholder Return Amount	156.60	141.41	123.70	104.83
Net Income (Loss)	$ 1,843,000,000	$ (487,000,000)	$ 2,968,000,000	$ 1,216,000,000
Company Selected Measure Amount	0.195	(0.146)	0.257	0.147
PEO Name	Steven J. Johnston
Measure:: 1
Pay vs Performance Disclosure
Name	VCR
Non-GAAP Measure Description
Financial Performance Measures
As described in greater detail in “Compensation of Named Executive Officers – Compensation Discussion and Analysis,” the company’s executive compensation program is based on a pay-for-performance philosophy. The metrics that the company uses for both our short-term and long-term performance-based awards are selected to incentivize achievement of both short-term and long-term performance objectives that create value for our enterprise and our shareholders. For 2023, we determined VCR to be the most important financial performance measure used to link company performance to CAP for our CEO and Other NEOs. This performance measure may not have been the most important financial performance measure for years 2020 through 2022, and we may determine a different financial performance measure to be the most important financial performance measure in future years. The Committee established relative VCR compared with the nine companies included in company’s Peer Group as the primary performance objective for annual incentive compensation awards. The relative VCR placement earned payouts at target levels for the CEO and the Other NEOs for 2023. The Committee does not use the S&P Composite 1500 Property & Casualty Insurance Index in setting targets or objectives for performance-based compensation. See Compensation of Named Executive Officers, Compensation Discussion and Analysis, Benchmarking and Peer Group beginning on Page 56 for more information about the Committee's selection and use of the Peer Group in making compensation decisions.

Analysis of the Information Presented in the Pay Versus Performance Table
While the Committee uses several performance measures to align executive compensation with company performance, including VCR and 3-year TSR achievement relative to the companies in the Peer Group, not all of those performance measures are presented in the Pay Versus Performance Table and therefore the company’s performance measures do not necessarily align with CAP as calculated in accordance with Item 402(v) of Regulation S-K for a particular year. In accordance with Item 402(v) of Regulation S-K, the company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance Table.

Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	0.277	0.053	0.588	0.265
Name	3-year TSR
PEO | Adjustment, Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Adjustment, Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,540,234)	(3,914,926)	(2,511,095)	(2,069,478)
PEO | Adjustment, Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,818,018	1,038,655	5,628,394	562,183
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,856,060	2,225,211	3,544,638	1,537,273
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(939,055)	(1,787,489)	1,504,404	(1,305,778)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	901,013	600,933	579,352	330,688
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
Non-PEO NEO | Adjustment, Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(99,559)	0	(65,495)	(182,623)
Non-PEO NEO | Adjustment, Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,987,382)	(1,699,967)	(1,117,955)	(896,434)
Non-PEO NEO | Adjustment, Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,415	21,559	24,446	13,047
Non-PEO NEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,262,870	415,361	2,424,857	226,434
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,265,153	835,910	1,563,008	596,733
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(370,422)	(698,989)	628,049	(460,153)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	95,540	0	49,917
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	368,139	197,696	233,800	52,845
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0	$ (14,796)	$ 0	$ (12,908)